Significant Events After Reporting Period - Additional Information (Detail)	1 Months Ended
Mar. 31, 2024 shares
Major ordinary share transactions [member] | Employee restricted stock awards plan [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity instruments other than options granted	16,500,000